OTHER ASSETS AND OTHER LIABILITIES (Details 1) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 701,826	S/ 942,602
Liabilities		636,762	673,015
Nominal amount		65,818,565	58,259,618
Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		499,186	612,012
Liabilities		501,866	619,041
Nominal amount		52,843,232	45,480,632
Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		202,640	330,590
Liabilities		134,896	53,974
Nominal amount		12,975,333	12,778,986
Forward foreign exchange contracts one [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		62,353	73,722
Liabilities		56,869	55,437
Nominal amount		S/ 10,846,203	S/ 9,313,965
Maturity		Between January 2018 and June 2020	Between January 2017 and June 2020
Related instruments		–
Interest rate swap contract [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 101,765	S/ 87,872
Liabilities		94,238	55,927
Interest rate swap contract [member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		101,765	87,872
Liabilities		94,238	55,927
Nominal amount		S/ 33,057,283	S/ 25,900,896
Maturity		Between January 2018 and December 2031	Between January 2017 and December 2031
Related instruments		–
Currency swap contract [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 332,376	S/ 428,928
Liabilities		349,779	490,475
Currency swap contract [member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		332,376	428,928
Liabilities		349,779	490,475
Nominal amount		S/ 8,528,764	S/ 7,518,170
Maturity		Between January 2018 and December 2027	Between January 2017 and December 2026
Related instruments		–
Interest rate swap contract one [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	[1]	S/ 2,491	S/ 0
Liabilities	[1]	0	0
Nominal amount		S/ 486,150	0	[1]
Maturity		August 2019
Related instruments	[1]	Debt to banks
Interest rate swap contract one [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 110,808	212,162
Liabilities		0	0
Nominal amount		S/ 7,915,886	S/ 8,196,765
Maturity		Between September 2020 and April 2023	Between September 2020 and April 2023
Related instruments		Bonds issued	Bonds issued
Interest rate swap contract two [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 1,864	S/ 1,384
Liabilities		0	0
Nominal amount		S/ 486,150	S/ 318,820
Maturity		Between September 2018 and November 2019	Between April 2017 and September 2018
Related instruments		Debt to banks	Debt to banks
Interest rate swap contract two [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 6,137	S/ 4,049
Liabilities		547	1,397
Nominal amount		S/ 659,524	S/ 760,315
Maturity		Between April 2018 and October 2023	Between January 2017 and October 2023
Related instruments		Available-for-sale investments	Available-for-sale investments
Interest rate swap contract three [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 112	S/ 0
Liabilities		0	218
Nominal amount		S/ 324,100	S/ 335,600
Maturity		January 2018	January 2018
Related instruments		Debt to banks	Debt to banks
Interest rate swap contract four [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 658	S/ 1,614
Liabilities		0	0
Nominal amount		S/ 324,100	S/ 335,600
Maturity		March 2018	March 2018
Related instruments		Debt to banks	Debt to banks
Interest rate swap contract five [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 0	S/ 0
Liabilities		0	2,736
Nominal amount		S/ 0	S/ 179,231
Maturity		–	October 2017
Related instruments		Notes issued	Notes issued
Interest rate swap contract six [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 4,626	S/ 3,140
Liabilities		0	294
Nominal amount		S/ 486,150	S/ 503,400
Maturity		Between March 2019 and December 2019	Between March 2019 and December 2019
Related instruments		Repurchase agreements	Repurchase agreements
Cross currency swap contract [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 0	S/ 0
Liabilities		97,440	25,387
Nominal amount		S/ 972,300	S/ 1,006,800
Maturity		October 2019	October 2019
Related instruments		Bonds issued	Bonds issued
Cross currency swap contract one [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount		S/ 226,870	S/ 234,920		$ 70.0	$ 70.0
Cross currency swap contract one [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		18,889	35,158
Liabilities		0	0
Nominal amount		S/ 226,870	S/ 234,920
Maturity		August 2020	August 2020
Related instruments		Repurchase agreements	Repurchase agreements
Cross currency swap contract two [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount		S/ 145,845	S/ 151,020		45.0	45.0
Cross currency swap contract two [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		0	0
Liabilities		26,240	6,871
Nominal amount		S/ 145,845	S/ 151,020
Maturity		August 2026	August 2026
Related instruments		Repurchase agreements
Cross currency swap contract three [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount		S/ 81,025	S/ 83,900		25.0	25.0
Cross currency swap contract three [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		0	1,154
Liabilities		9,053	0
Nominal amount		S/ 81,025	S/ 83,900
Maturity		August 2026	August 2026
Related instruments		Repurchase agreements
Cross currency swap contract four [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount		S/ 228,800	S/ 236,300
Cross currency swap contract four [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		24,263	16,537
Liabilities		1,386	9,483
Nominal amount		S/ 228,756	S/ 236,335
Maturity		Between January 2018 and September 2024	Between January 2017 and September 2024
Related instruments		Available-for-sale investments	Available-for-sale investments
Cross currency swap contract five [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount		S/ 55,100	S/ 167,800
Cross currency swap contract five [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		0	1,289
Liabilities		151	7,588
Nominal amount		S/ 55,097	S/ 167,800
Maturity		March 2019	Between January 2017 and March 2019
Related instruments		Available-for-sale investments
Cross currency swap and interest rate swap contract [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount		S/ 251,280	S/ 268,500		$ 80.0	$ 80.0
Cross currency swap and interest rate swap contract [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		32,719	54,103
Liabilities		0	0
Nominal amount		S/ 259,280	S/ 268,480
Maturity		August 2020	August 2020
Related instruments		Repurchase agreements
Foreign exchange options [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 2,692	S/ 21,490
Liabilities		980	17,202
Nominal amount		S/ 410,982	S/ 2,747,601
Maturity		Between January 2018 and November 2018	Between January 2017 and December 2017
Related instruments		–
Cross currency swap contract six [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets		S/ 73	S/ 0
Liabilities		79	0
Nominal amount		S/ 324,100	S/ 0
Maturity		January 2020	–
Related instruments		Debt to banks

[1]	Held-for-trading derivatives are principally negotiated to satisfy clients’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IAS 39 hedging accounting requirements.